Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Net Income (Loss) Per Share
Net Income (Loss) Per Share

12.  Net Income (Loss) Per Share

The following table is a reconciliation of the net income and share amounts used in the calculation of basic net income (loss) per share and diluted net income (loss) per share:

	Year Ended December 31,
	2011	2012	2013
	RMB except share amounts and per share amounts
Net income (loss) attributable to ordinary shareholders — basic and diluted	(6,950)	75,636	39,550

Weighted average ordinary shares outstanding — basic	103,584,016	104,115,531	104,996,276
Options	—	924,879	983,097
Weighted average ordinary shares outstanding — diluted	103,584,016	105,040,410	105,979,373
Net income (loss) per share — basic	(0.07)	0.73	0.38
Net income (loss) per share — diluted	(0.07)	0.72	0.37

For the year ended December 31, 2011, 7,459,463 shares issuable upon the assumed exercise of options or vesting of restricted shares were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive.